Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended
	Jul. 07, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Feb. 29, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Number of shares issued as direct offering				3,478,261	4,988
Purchase price of shares				$ 1.29	$ 1.50
Warrants Issued		945,000	28,144	2,608,696
Warrants exercise price		$ 4.70	$ 1.07	$ 1.20	$ 1.65
Issuance of common shares and warrants							$ 314	$ 4,500	$ 314
Number of stock sold during period					3,325,000
Issuance of Common Shares and Warrants [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants	$ 12,000
Unregistered Investor Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering										2,608,696	3,325,000
Unregistered Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering										234,478
Placement Agent [Member]
Statement Line Items [Line Items]
Warrants Issued				243,478
Warrants exercise price				$ 1.62